Fair Value: Schedule of changes in assets and liabilities classified as Level 3 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013
Assets classified as level 3, Purchases	$ 8,080
Assets classified as level 3, Sales	(20)
Assets classified as level 3, Earnings	592	[1]
Assets classified as level 3	8,652
Liabilities classified as level 3, Purchases	8,080
Liabilities classified as level 3, Sales	(20)
Liabilities classified as level 3, Earnings	592	[1]
Liabilities classified as level 3	8,652
Derivative
Assets classified as level 3, Purchases	8,080
Assets classified as level 3, Sales	(20)
Assets classified as level 3, Earnings	592	[1]
Assets classified as level 3	8,652
Liabilities classified as level 3, Purchases	8,080
Liabilities classified as level 3, Sales	(20)
Liabilities classified as level 3, Earnings	$ 592	[1]

[1]	Included in earnings is realized gains and losses on embedded derivatives.